SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 7)	3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2013 Foreign exchange contracts Non-designated USD ($)	Dec. 31, 2013 RMB CNY	Dec. 31, 2012 RMB CNY
Foreign currency
Cash and cash equivalents	$ 379,039,116	$ 86,772,678	$ 93,283,283	$ 379,039,116	$ 290,701,669		245,149,128	421,256,247
Cash and cash equivalents, functional currency equivalent of foreign currency denominated amount		40,495,694	67,616,261
Restricted cash		262,127,268	174,828,196				1,492,476,591	1,004,827,282
Restricted cash, functional currency equivalent of foreign currency denominated amount		246,539,223	161,285,832
Notional amount of outstanding foreign currency forward exchange contracts						232,019,591
Derivative financial instruments
Period of forecasted transactions hedged by using foreign currency forward exchange contracts					2 years
Loss from change in fair value of derivatives qualified for cash flow hedge accounting, reported in accumulated other comprehensive income		0	0	1,236,306
Accumulated other comprehensive income reclassified into revenue		0	0	1,164,711
Accumulated other comprehensive income reclassified into net gain (loss) on derivatives	785,092
Net (gains) losses on derivative instruments from foreign currency forward exchange contracts		(633,964)	53,945	15,296,530
Derivative assets		1,502,578	660,463
Non-current derivative assets		0	0
Derivative liabilities		1,463,252	975,053
Non-current derivative liabilities		$ 0	$ 0